CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 - CONSOLIDATED FINANCIAL STATEMENTS

3.1 - Subsidiaries

Listed below are the significant consolidated subsidiaries, as follows:

		Equity Interests
		Total capital (*)
Consolidated company	Country	2017	2016	2015

Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.36	99.35	99.35
Gerdau Aços Longos S.A. and subsidiary (2)	Brazil	99.12	99.11	99.11
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	10.69	70.93	65.75
Gerdau Holdings Europa S.A. and subsidiaries	Spain	—	—	100.00
Gerdau América Latina Participações S.A.	Brazil	—	99.12	99.12
Gerdau Chile Inversiones Ltda. and subsidiaries (5)	Chile	99.00	99.00	99.99
Gerdau Aços Especiais S.A.	Brazil	—	99.55	99.56
Gerdau Hungria Holdings Limited Liability Company and subsidiaries (6)	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Diaco S.A. and subsidiary (note 3.4)	Colombia	—	99.68	99.68
Gerdau GTL México, S.A. de C.V. and subsidiaries (7)	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Itaguaí Com. Imp. e Exp. Ltda.	Brazil	—	100.00	100.00
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (8)	Argentina	99.98	99.96	99.96
Cleary Holdings Corp.	Colombia	—	—	100.00
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	100.00	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Steel India Ltd.	India	98.90	98.90	98.90

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**) The percentage of participation including interest of the parent company Metalurgica Gerdau S.A. in the investment fund is 51.11% in 2017, 91.58% in 2016 and 82.64% in 2015.

(1) Subsidiaries: Gerdau Ameristeel US Inc., Gerdau Reinforcing Steel, Gerdau Ameristeel Sayreville Inc., TAMCO Steel, Chaparral Steel Company.

(2) Subsidiary: Gerdau Açominas Overseas Ltd.

(3) Subsidiary: Gerdau MacSteel Inc.

(4) Fixed-income investment fund managed by Banco JP Morgan S.A..

(5) Subsidiaries: Aza Participaciones S.A., Gerdau Aza S.A., Armacero Matco S.A., Aceros Cox Comercial S.A., Salomon Sack S.A..

(6) Subsidiaries: Gerdau Hungria y Cia SRC, Bogey Holding Company Spain S.L.

(7) Subsidiaries: Sidertul S.A. de C.V. and GTL Servicios Administrativos México, S.A. de C.V..

(8) Subsidiary: Siderco S.A.

3.2 — Joint ventures

Listed below are the interests in joint ventures:

		Equity Interests
		Total capital(*)
Joint ventures	Country	2017	2016	2015
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	50.00	50.00	50.00
Gerdau Metaldom Corp.	Dominican Rep.	45.00	45.00	45.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	—	—
Diaco S.A.	Colombia	49.87	—	—

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

On January 5, 2017, Gerdau S.A. subscribed capital stock in Gerdau Summit Aços Fundidos e Forjados S.A. through the contribution of some of its assests and liabilities, which were valued by specialized independent valuation firm. On January 31, 2017, the Extraordinary General Meeting of Gerdau Summit Aços Fundidos e Forjados S.A. was held, where Sumitomo Corporation and The Japan Steel Works, Ltd. subscribed capital stock in this company, and a joint control agreement was signed among the partners. Accordingly, Gerdau Summit Aços Fundidos e Forjados S.A. will have accounting treatment of a joint venture in the Financial Statements of Gerdau S.A., with a 58.73% interest and will not have a significant impact on the Company’s total Assets.

On June 30, 2017, the Company concluded the operation to create a joint venture, based on the sale of 50% interest in Diaco S.A., in Colombia, to Putney Capital Management, which is already partner in its operation in the Dominican Republic. The new company’s assets are Gerdau’s long-steel industrial units in Colombia, with an annual installed steel capacity of 674 thousand tons. The transaction attributed an economic value to the joint venture of US$ 165 million (equivalent to R$ 546 million). The transaction is aligned with the process to optimize Company’s assets with focus on profitability and deleveraging and allowed the Company to reduce its indebtedness and working capital levels in the amounts of R$ 226 million and R$ 175 million, respectively. Due to this transaction, Diaco started to have accounting treatment of joint venture in Consolidated Financial Statements with a 49.87% interest.

The summarized financial information of the joint venture, accounted for under the equity method, is shown as follows:

	Joint ventures
	2017	2016
Net income	(91,553)	(126,723)
Total comprehensive income	(91,553)	(126,723)

3.3 — Associate companies

Listed below are the interests in associate companies:

		Equity interests
		Total capital (*)
Associate companies	Country	2017	2016	2015
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Corsa Controladora, S.A. de C.V. and subsidiaries	Mexico	49.00	49.00	49.00
Corporación Centroamericana del Acero S.A. and subsidiaries	Guatemala	—	—	30.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Although the Company owns more than 50% of Dona Francisca Energética S.A., it does not consolidate the financial statements of this associate because of the veto rights granted to minority shareholders that prevent the Company from controlling the decisions in conducting the associate’s business.

The summarized financial information of the associate companies, accounted for under the equity method, is shown as follows:

	Associate Companies
	2017	2016
Net income	26,099	141,023
Total comprehensive income	26,099	141,023

3.4 — Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company

I) Subsidiaries, Associate company and Joint ventures

In 2017, as a result of the operation described in note 3.2, the Company received US$ 44.7 million in cash (equivalent to R$ 147.9 million) and recognized an expense of R$ 72.5 million in the line Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company in its Statement of Income, mainly due to the adjustment to fair value of the remaining interest in accordance to IFRS.

In the second quarter of 2016, the Company completed the sale of its special steel producer Gerdau Holdings Europa S.A. in Spain to Clerbil SL, an investment group with international experience formed by local executives of the Company. The enterprise value of the transaction was € 155 million (equivalent to R$ 621 million) and the sale agreement provides the possibility of receiving an additional up to € 45 million (equivalent to R$ 180 million) in the end of five years, depending on the future performance of the business. As a result of the transaction, the Company have receivables amounting to € 28.9 million and € 32.5 million (equivalent to R$ 121 million and R$ 112 million) as of December 31, 2017 and 2016, respectively and registered an expense of R$ 105 million in the Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company in its Consolidated Statements of Income.

In the fourth quarter of 2016, the Company sold its interest in the associate company Corporación Centroamericana del Acero S.A. in Guatemala to the current controlling shareholders of this company for US$ 70 million (equivalent to R$ 222.7 million at the sale date) and its subsidiary Cleary Holdings Corp. coke producer and coking coal reserves holder in Colombia to Trinity Capital S.A.S. jointly with local executives, for US$ 30.2 million (equivalent to R$ 102.6 million at the selling date). As a result of these transactions, the Company have receivables amounting to US$ 16 million and US$ 79 million (equivalent to R$ 52 million and R$ 257 million) as of December 31, 2017 and 2016, respectively and registered a gain of R$ 47 million in the Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company in its Consolidated Statements of Income.

The sale of these operations in Spain, Guatemala and Colombia is aligned with Gerdau’s objective of focusing on its most profitable assets and allowed the Company to reduce its debt and working capital levels in 2016 in the amount of R$ 291 million and R$ 438 million, respectively.

II) Assets and liabilities held for sale

On October 10, 2017, the Company signed a contract for the sale of 100% of its operation in Chile to the Chilean family groups Matco e Ingeniería e Inversiones. The assets included in the sale are long steel industrial units with annual installed steel capacity of 520 thousand tons, presented within the South America segment. The economic value of the transaction corresponds to US$ 154 million (equivalent to R$ 509 million ). The closing of the transaction still depends on the approval of the Chilean competition authority, which is expected to occur in 2018. This movement is aligned with the Company’s asset optimization process, focusing on profitability and reducing its financial leverage. The Company started to present assets and liabilities of these units separately from other operations, in specific lines of the balance sheet of assets held for sale and liabilities held for sale.

On December 29, 2017, the Company entered into a definitive agreement to sell some of the rebar-producing mills, as well as steel cutting and bending units and distribution centers in the United States to Commercial Metals for US$ 600 million (equivalent to R$ 1,985 million), subject to usual adjustments to the acquisition value. The agreement includes the Jacksonville (Florida) , Knoxville (Tennessee), Rancho Cucamonga (California) and Sayreville (New Jersey), with a combined production capacity of 2.5 million short tons per year, as well as rebar processing and distribution units in the United States, presented within the North America segment. The transaction is subject to regulatory approvals and the usual closing conditions, which should occur before the end of 2018. This transaction represents a milestone in the Company’s strategy to reduce its indebtedness and focus on opportunities with greater returns in the markets in which it operates. The Company started to present the assets and liabilities of these units separately from other operations, in specific lines of the balance sheet of assets held for sale and liabilities held for sale. Additionally, as a result of the measurement of the net assets classified as held for sale by the lower of their book value and their fair value less costs to sell, the Company recognized an expense net of tax in the amount of R$ 649.2 million in the line of Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company in its Consolidated Statements of Income.

3.5 — Total cash paid for business combinations

Companies / interest acquired	2017	2016	2015
Business Combination
Armacero Industrial y Comercial S.A.	—	—	20,929

	—	—	20,929

Interest increase in subsidiaries
Gerdau Aços Longos S.A., Gerdau Açominas S.A., Gerdau Aços Especiais S.A. and Gerdau América Latina Participações S.A.	—	—	339,068

	—	—	339,068